Consolidated Balance Sheet - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current
Cash and cash equivalents	$ 141,456	$ 13,836
Accounts receivable	242,926	373,651
Crude oil inventory	57,333	19,657
Derivative instruments	313,792	162,843
Prepaid expenses	68,007	144,459
Total current assets	823,514	714,446
Derivative instruments	76,107	132,598
Investment in securities	73,261	56,366
Deferred taxes	182,051	125,533
Exploration and evaluation assets	198,379	270,593
Capital assets	4,882,509	5,691,522
Total assets	6,235,821	6,991,058
Current
Accounts payable and accrued liabilities	380,370	481,444
Dividends payable	16,227	13,058
Derivative instruments	732	55,845
Income taxes payable	298,745	341,698
Total current liabilities	696,074	892,045
Derivative instruments	21,050	0
Long-term debt	914,015	1,081,351
Lease obligations	33,001	51,507
Asset retirement obligations	1,159,063	1,087,757
Deferred taxes	380,970	477,340
Total liabilities	3,204,173	3,590,000
Shareholders' Equity
Shareholders' capital	4,142,566	4,243,794
Contributed surplus	43,348	35,409
Accumulated other comprehensive income	109,302	123,505
Deficit	(1,263,568)	(1,001,650)
Total shareholders' equity	3,031,648	3,401,058
Total liabilities and shareholders' equity	$ 6,235,821	$ 6,991,058